INVENTORY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	Inventories by major classification were comprised of the following at:
	September 30, 2022	December 31, 2021
Inventory	$849,053	$783,296
Less reserve	(321,104)	(321,104)
Total	$527,949	$462,192

Inventories by major classification were comprised of the following at:

	December 31, 2021	December 31, 2020
Inventory	$783,296	$807,820
Less reserve for uncollectable accounts	(321,104)	(250,000)
Total	$462,192	$557,820